Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Wages and salaries	£ 831	£ 852	£ 898
Performance-related payments	97	159	159
Social security costs	101	111	111
Pensions costs: – defined contribution plans	66	66	67
Pension costs: - defined benefit plans	38	35	79
Other share-based payments	0	0	3
Other personnel costs	33	40	52
Employee benefits expense	1,166	1,263	1,369
Other administration expenses	724	693	835
Depreciation, amortisation and impairment	562	543	375
Total operating expenses before impairment losses, provisions and charges	£ 2,452	£ 2,499	£ 2,579